ECONOMIC CONTEXT ON GROUP'S OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2024
ECONOMIC CONTEXT ON GROUPS OPERATIONS
Schedule of group exposure to Argentine public sector

Grupo Supervielle´s Exposure to Public Sector
Central Bank of Argentina (including repo transactions)	949,082,379
Exposure to Government Securities and Treasury Bonds	949,082,379
Loans to Public Sector	3,231,834
Total exposure to Public Sector	952,314,213
Over Total Assets	21.14%
Over Shareholder´s equity	119.22%